497(j)

333-124398/811-03240

VIA EDGAR

May 6, 2009

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 333-124398 and 811-03240

(Independence Plus Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2009 for The Variable Annuity Life Insurance Company Separate Account A Independence Plus Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 8 and Amendment No. 156 as filed electronically with the Securities and Exchange Commission on May 1, 2009, accession number 0000950129-09-001463.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Vice President, Deputy General Counsel and Secretary